UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

June 30, 2008 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS - 99.4%
Commercial Paper - 74.4%
AIG Funding, Inc.
7/14/08	2.70%	$6,100	$6,066,850
AIG Inc.
7/24/08	2.48%-2.72%	9,250	9,234,679
American Express Corp.
9/23/08	2.68%	9,300	9,242,278
Banco Santander Central Hispano SA
9/15/08	2.67%	15,400	15,309,418
Bank of America Corp.
9/18/08	2.71%	15,500	15,408,503
Bank Of Montreal
8/22/08	2.55%	9,300	9,265,879
Bank of Nova Scotia
8/18/08	2.58%	9,300	9,268,132
Banque Et Caisse Espargne
9/15/08	2.67%	15,400	15,313,846
Barclays US Funding LLC
7/02/08	2.26%	7,400	7,399,538
8/22/08	2.70%	7,800	7,769,715
Caisse Nationale Des Caisses D’Epargne
8/20/08	2.59%	9,400	9,366,447
Calyon North America
7/02/08	2.49%	9,300	9,299,358
CBA Del Finance Inc.
7/11/08	2.64%	4,600	4,575,505
CBA Finance
7/11/08	2.64%	4,600	4,596,652
Citigroup Funding Inc.
8/11/08	2.53%	15,400	15,353,348
Danske Corp.
7/14/08 (a)	2.59%	9,300	9,291,336
Deutsche Bank
7/01/08	2.15%	9,400	9,400,000
Dexia Delaware
7/08/08	2.70%	9,450	9,445,076
Eksportfinans Als
7/15/08 (a)	2.49%	15,650	15,634,906

Fortis Banque Lux
8/25/08	2.70%	7,700	7,668,355
General Electric Capital Service
9/09/08	2.44%	15,450	15,377,299
HSBC Bank USA
8/11/08	2.54%	9,200	9,173,544
Ing US Funding LLC
9/24/08	2.71%	9,300	9,240,822
JP Morgan Chase & Co.
9/25/08	2.57%	7,500	7,454,312
7/21/08	2.62%	8,000	7,988,444
Lloyds Bank PLC
7/18/08	2.45%	15,600	15,582,025
Morgan Stanley
7/14/08	3.12%	4,700	4,694,773
8/07/08	3.12%	4,700	4,685,170
Nordea North America Inc.
9/11/08	2.60%	9,250	9,202,270
Pfizer Inc.
8/08/08 (a)	2.67%	7,850	7,828,208
7/07/08 (a)	2.68%	7,850	7,846,533
Private Export Fund Corp.
7/01/08 (a)	2.21%	15,800	15,800,000
Prudential PLC
8/08/08 (a)	2.60%	9,300	9,274,673
Rabobank USA Financial Corp.
7/09/08	2.31%	11,800	11,793,943
Royal Bank of Canada
9/17/08	2.67%	9,300	9,246,602
San Paolo IMI US Finl Co.
7/08/08	2.53%	7,650	7,646,251
Society Generale North America
8/04/08	2.66%	4,600	4,588,487
Svenska Handlsbn
7/11/08	2.75%	8,650	8,643,392
Toyota Motor Credit
8/29/08	2.41%	15,550	15,488,837
UBS Global Asset Management Ltd./Japan
7/07/08	2.34%	9,200	9,196,420
Wells Fargo & Company
7/23/08	2.15%-2.31%	15,500	15,478,930

			405,140,756

Certificate of Deposit - 17.2%
Banco Bilbao Vizcaya
8/15/08	2.60%	9,300	9,300,116
Depfa Bank PLC
7/28/08	3.12%	4,000	4,000,000

PNC Bank
Series CD
7/25/08	3.19%	8,050	8,050,000
Royal Bank of Scotland NY
7/21/08	2.85%	15,900	15,900,000
Societe Generale
8/04/08	3.02%	4,700	4,700,000
Suntrust Bank of Atlanta
7/02/08	2.60%	11,300	11,300,000
Toronto Dominion Bank
7/22/08	2.35%	9,300	9,300,000
US Bank
9/22/08	2.60%	15,550	15,550,000
Wachovia Bank
9/08/08	2.37%	15,450	15,450,000

			93,550,116

U.S. Government & Government Sponsored Agency Obligations - 7.8%
Federal Home Loan Bank Discount Notes
7/01/08	1.99%	11,900	11,900,000
7/25/08	2.80%	15,700	15,671,112
Freddie Mac Discount Notes
8/28/08	2.06%	15,000	14,950,458

			42,521,570

Total Investments - 99.4%
(cost $541,212,442)			541,212,442
Other assets less liabilities - 0.6%			3,291,851

Net Assets - 100.0%			$544,504,293

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $65,675,656 or 12.1% of net assets.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Exchange Reserves)

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: August 20, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: August 20, 2008